Cover	Sep. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2020
Entity Registrant Name	Digital Turbine, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35958
Entity Tax Identification Number	22-2267658
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	387-7717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000317788
Amendment Flag	false